CONTINGENT LIABILITIES AND COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of contingent liabilities and commitments [Abstract]
Schedule of Minimum Future Lease Fees for Office and Storage Spaces	Minimum future lease fees for the office and storage spaces as of December 31, 2017 are as follows:
In thousands

Year 1	$590
Year 2 to 5	2,479
Year 6 and thereafter	2,541
$5,610

Schedule of Minimum Future Lease Fees for Existing Vehicles	Minimum future lease fees for the existing vehicles as of December 31, 2017 are as follows:
In thousands
Year 1	$443
Year 2	284
Year 3	95
$822